Taxation - Schedule of Reconciliation of Income Taxes (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Taxes [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%